Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies

1.              Nature of Operations and Summary of Significant Accounting Policies

Company Activities

New Enterprise Stone & Lime Co., Inc., a Delaware corporation, is a privately held, vertically integrated construction materials supplier and heavy/highway construction contractor in Pennsylvania and western New York and a national traffic safety services and equipment provider.  Founded in 1924, the Company operates in three segments based upon the nature of its products and services: construction materials, heavy/highway construction and traffic safety services and equipment.  As used herein, the terms (“we,” “us,” “our,” “NESL,” or the “Company”) refer to New Enterprise Stone & Lime Co., Inc., and/or one or more of its subsidiaries.  Almost all of our products are produced and consumed outdoors.  Normally, our highest sales and earnings are in the second and third fiscal quarters and our lowest are in the first and fourth fiscal quarters.  As a result of this seasonality, our significant net working capital items, which are accounts receivable, inventories, accounts payable - trade and accrued liabilities, are typically higher as of interim period ends compared to fiscal year end.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  All adjustments (all of which are of a normal recurring nature) that are necessary for a fair presentation are reflected in the condensed consolidated financial statements.  The condensed consolidated financial statements do not include all of the information or disclosures required for a complete presentation in accordance with GAAP.  Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements, including the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended February 28, 2013 filed with the Securities and Exchange Commission (“SEC”). The results for interim periods are not necessarily indicative of the results for a full fiscal year.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and entities where the Company has a controlling equity interest. Intercompany balances and transactions have been eliminated in consolidation.

Reclassifications

Certain items previously reported in prior period financial statement captions have been conformed to agree with current presentation.

Use of Estimates

The preparation of the condensed consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves.  Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

We use a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances.  Accordingly, we classify net aggregate bank overdraft positions as other obligations within the current maturities of long-term debt as of May 31, 2013, based on the short-term nature of these positions.

Trade Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts.  The Company’s total accounts receivable consisted of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Costs and estimated earnings in excess of billings	$12,588	$4,265
Trade	96,153	48,392
Retainages	3,407	3,129
	112,148	55,786
Allowance for doubtful accounts	(4,584)	(3,515)
Accounts receivable, net	$107,564	$52,271

Costs and estimated earnings in excess of billings relate to revenue recognized and not yet billed due to contract terms.  State and local agencies often require several approvals to process billings or payments and this may cause a lag in payment times.

Inventories

Inventories are stated at the lower of cost or market.  Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories.

The Company’s total inventory consists of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Crushed stone, agricultural lime, and sand	$74,945	$76,927
Safety equipment	16,499	16,057
Parts, tires, and supplies	11,373	11,331
Raw materials	10,856	9,247
Concrete blocks	3,654	4,210
Building materials	4,214	3,921
Other	3,271	3,451
	$124,812	$125,144

Property, Plant and Equipment

Property, plant and equipment are carried at cost.  Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item.  Provision for depreciation is generally computed over estimated service lives by the straight-line method.

The Company’s property, plant and equipment consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Limestone and sand acreage	$144,076	$144,076
Land, buildings and building improvements	100,669	100,074
Crushing, prestressing, and manufacturing plants	327,449	326,066
Contracting equipment, vehicles and other	302,515	300,450
Construction in progress	9,501	5,680
Property, plant and equipment	884,210	876,346
Less: Accumulated depreciation and depletion	(514,121)	(504,478)
Property, plant and equipment, net	$370,089	$371,868

Depreciation expense was $11.1 and $10.8 million for three months ended May 31, 2013 and May 31, 2012 respectively.

Goodwill and Other Intangible Assets

Goodwill

The Company tests goodwill for impairment on an annual basis or more frequently if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.  There were no changes to the carrying value of goodwill during the three months ended May 31, 2013.  Management continues to monitor the impact of market and economic events to determine if it is more likely than not that the carrying value of these reporting units has been impaired.  The timing of a sustained recovery in the construction industry may have a significant effect on the fair value of our reporting units. A decrease in the estimated fair value of one or more of the Company’s reporting units as a result of changes in future earnings, interest rates, market trends and/or cash flows could result in the recognition of goodwill impairment.

In the fourth quarter of fiscal year 2013 we completed our annual goodwill impairment testing.  The estimated fair value of each of the reporting units was in excess of its carrying value, even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required.

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology is being amortized over a straight-line basis of 15 years. The customer relationships are being amortized on a straight-line basis over 20 years.  Beginning fiscal year 2014, our trademarks, which were previously considered indefinite lived, are being amortized over 30 and 50 years.

Amortization of intangible assets for each of the three months ended May 31, 2013 and May 31, 2012 was $0.2 million.

Other Assets

The Company’s long term other assets consist of the following:

	May 31,	February 28,
(In thousands)	2013	2013

Deferred financing fees (less current portion of $3,522 and $3,658, respectively)	$12,953	$14,523
Capitalized software (net of accumulated amortization of $1,314 and $1,080, respectively)	8,947	9,211
Cash surrender value of life insurance (net of loans of $3,204 and $0, respectively)	1,249	4,338
Deferred stripping costs	3,873	3,868
Other	2,437	2,512
Total other assets	$29,459	$34,452

On May 29, 2013, we entered into the third amendment to our asset-based revolving loan facility, which we refer to as  the ABL Facility, and as a result of the reduction in the maximum borrowings of the ABL Facility, the Company recognized $0.7 million of unamortized deferred financing fees as interest expense during the three months ended May 31, 2013.

New Accounting Standards

Recently Adopted Accounting Standards

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220).  This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component.  In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period.  For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.  This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.  This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired.  If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required.  However, if it is concluded otherwise, the quantitative test is not necessary.  This ASU was effective commencing with the three months ending May 31, 2013.  We adopted this standard on March 1, 2103, which did not have a material impact on our consolidated financial statements.

1. Nature of Operations and Summary of Significant Accounting Policies

Company Activities

New Enterprise Stone & Lime Co., Inc., a Delaware corporation, is a leading privately held, vertically integrated construction materials supplier and heavy/highway construction contractor in Pennsylvania and western New York and a national traffic safety services and equipment provider. Founded in 1924, the Company operates in three segments based upon the nature of its products and services: construction materials, heavy/highway construction and traffic safety services and equipment. As used herein, the terms (“we,” “us,” “our,” “NESL,” or the “Company”) refer to New Enterprise Stone & Lime Co., Inc., and/or one or more of its subsidiaries.

Construction materials is comprised of aggregate production, including crushed stone and construction sand and gravel, hot mix asphalt production, ready mixed concrete production, and the production of concrete products, including precast/prestressed structural concrete components and masonry blocks. Heavy/highway construction includes heavy construction, blacktop paving and other site preparation services. The Company’s heavy/highway construction operations are primarily supplied with construction materials from our construction materials segment. Traffic safety services and equipment consists primarily of sales, leasing and servicing of general and specialty traffic control and work zone safety equipment and devices to industrial construction end-users.

Almost all of our products are produced and consumed outdoors. Normally, our highest sales and earnings are in the second and third fiscal quarters and our lowest are in the first and fourth fiscal quarters. As a result of this seasonality, our significant net working capital items, which are accounts receivable, inventories, accounts payable - trade and accrued liabilities, are typically higher as of interim period ends compared to fiscal year end.

Principles of Consolidation

The accompanying consolidated financial statements and notes included in this report have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiary companies, and their wholly owned subsidiary companies, and entities where the Company has a controlling equity interest. During fiscal year 2011, we consolidated various legal entities in order to simplify our legal structure. This consolidation did not affect our financial position, results of operations, or cash flows. The companies in the consolidated group as of February 28, 2013 and February 29, 2012 include New Enterprise Stone & Lime Co., Inc.; Gateway Trade Center Inc.; EII Transport Inc.; Protection Services Inc.; Work Area Protection Corp.; SCI Products Inc.; ASTI Transportation Systems, Inc.; Precision Solar Controls Inc.; Rock Solid Insurance Company; Kettle Creek Partners GP, LLC; and Kettle Creek Partners L.P.

The consolidated financial statements also include the accounts of South Woodbury, L.P., which is 99% owned by certain life insurance trusts, which insure the lives of the principal stockholders of the Company. The remainder is owned by the Company through a 1% general partnership interest owned by a wholly-owned entity of the Company, NESL II, LLC.

South Woodbury, L.P. owns an office building in Roaring Spring, PA and an office building that is being used as the Company’s corporate headquarters in New Enterprise, PA. The Company entered into the lease agreements on February 28, 2003. The original lease terms for both leases end on May 31, 2023 and the Company has one five-year option to extend each lease. The annual base rents for the Roaring Spring, PA and New Enterprise, PA office buildings are $0.4 million and $2.0 million respectively, which may be reset to a fair market rate, as defined in the agreements.

Intercompany balances and transactions have been eliminated in consolidation.

Investments in entities in which the Company has an ownership interest of 50% or less are accounted for by the equity method. Investments in affiliated companies consist of a 16.2% membership interest in Means To Go, LLC as of February 28, 2013.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash balances were restricted in certain consolidated subsidiaries for bond sinking fund and insurance requirements as well as collateral on outstanding letters of credit or rentals.

In May 2012, the Company started using a cash pooling arrangement with a single financial institution with specific provisions for the right to offset positive and negative cash balances. Accordingly, the Company classifies net aggregate cash overdraft positions as other obligations within the current maturities of long-term debt as of February 28, 2013, based on the short-term nature of these positions.

Accounts Receivable

Trade accounts receivable, less allowance for doubtful accounts, are recorded at the invoiced amount plus service charges related to past due accounts. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable, including service charges. The Company determines the allowance based on historical write-off experience, specific identification based on a review of individual past due balances and their composition, and the nature of the customer. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and temporary investments with high-quality financial institutions. At times, such balances and investments may be in excess of federally insured limits; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents. The Company conducts business with various governmental entities within the Commonwealth of Pennsylvania. These entities include PennDOT, the Pennsylvania Turnpike Authority and various townships, municipalities, school districts and universities within Pennsylvania. The Company had $7.8 million and $4.6 million of accounts receivable from these governmental entities as of February 28, 2013 and February 29, 2012, respectively. The Company has not experienced any material losses with these governmental agencies and does not believe it is exposed to any significant credit risk on the outstanding accounts receivable balances.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using either first-in, first-out (“FIFO”) or weighted average method based on the applicable category of inventories. The Company also maintains an allowance for obsolete inventories, which is based on recent sales activity and usage of related items.

Rental Equipment

Rental equipment, primarily related to the Company’s safety products business, is recorded at cost and depreciated over the estimated useful lives of the equipment using the straight-line method. The range of estimated useful lives for rental equipment is two to three years.

Property, Plant and Equipment

Property, plant and equipment are carried at cost. Assets under capital leases are stated at the lesser of the present value of minimum lease payments or the fair value of the leased item. Provision for depreciation is generally computed over estimated service lives using the straight-line method.

The average depreciable lives by fixed asset category are as follows:

Land improvements	20 years
Buildings and improvements	8 - 40 years
Crushing, prestressing, and manufacturing plants	5 - 33 years
Contracting equipment	3 - 12.5 years
Trucks and autos	3 - 8 years
Office equipment	5 - 10 years

Depletion of limestone deposits is calculated over proven and probable reserves by the units of production method on a quarry-by-quarry basis.

Repairs and maintenance are charged to operations as incurred. Renewals or betterments, which materially add to the useful lives of property and equipment, are capitalized.

The Company capitalizes interest cost during the period assets are being constructed. Interest capitalized on construction in progress amounted to $0.1 million, $0.3 million and $0.1 million during fiscal years 2013, 2012 and 2011, respectively. We capitalized $0.3 million of interest cost related to our new enterprise resource planning system (“ERP”) during fiscal year 2012; no amounts were capitalized during fiscal years 2013 or 2011.

Goodwill and Goodwill Impairment

Goodwill is tested for impairment on an annual basis or more frequently whenever events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The impairment test for goodwill is a two-step process. Under the first step, the fair value of the reporting unit is compared with its carrying value. If the fair value of the reporting unit is less than its carrying value, an indication of impairment exists and the reporting unit must perform step two of the impairment test. Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Our reporting units were determined based on our organization structure, considering the level at which discrete financial information for businesses is available and regularly reviewed The Company has three operating segments, which is the basis for determining its reporting units, organized around its three lines of business: (i) construction materials; (ii) heavy/highway construction; and (iii) traffic safety services and equipment. Construction materials include three reporting units within the operating segment based on geographic location. The operating segment of traffic safety services and equipment consists of one reporting unit within the segment based upon the similar economic characteristics of its operations.

The carrying value of each reporting unit is determined by assigning assets and liabilities, including goodwill, to those reporting units as of the measurement date. We use significant judgment in determining the most appropriate method to estimate the fair values of each of our reporting units. We estimate the fair values of the reporting units by considering the indicated fair values derived from both an income approach, which involves discounting estimated future cash flows and a market approach, which involves the application of revenue and earnings multiples of comparable companies.

We complete a discounted future cash flow model for each reporting unit based upon projected earnings before interest and taxes (“EBIT”). Under this approach, we calculate the fair value of each reporting unit based on the present value of its estimated future cash flow. In applying the discounted cash flow methodology, we rely on a number of factors, including future business plans, actual and forecasted operating results and market data. The significant assumptions in our discounted cash flow models include our estimates of future profitability, revenue growth rates, capital requirements and the discount rate. The profitability estimates used are derived from internal operating budgets and forecasts for long-term demand and pricing in our industry and markets. Any changes in key assumptions or management judgment with respect to a reporting unit or its prospects, which may result from a change in market conditions, market trends, interest rates or other factors outside of our control, or significant underperformance relative to historical or projected future operating results, could result in a significantly different estimate of the fair value of our reporting units, which could result in an impairment charge in the future. The discount rates utilized reflect market-based estimates of capital costs and discount rates adjusted for management’s assessment of a market participant’s view with respect to other risks associated with the projected cash flows and overall size of the individual reporting units. Our estimates are based upon assumptions we believe to be reasonable, but which by nature are uncertain and unpredictable.

We then supplement this analysis by also calculating a fair value of the reporting unit utilizing EBIT market multiples applicable to our industry and peer group, the data for which we develop internally and through third-party sources. If there is sufficient depth and availability of market comparables, we will take a weighted average approach of the two methods in calculating the fair value of a reporting unit. The weighting of these methods is subjective and based upon our judgment and our historical approach to calculating the fair value of a reporting unit.

Our annual goodwill impairment analysis takes place as of fiscal year end. As of February 28, 2013 and February 29, 2012, the estimated fair value of each of the reporting units was in excess of its carrying values even after conducting various sensitivity analyses on key assumptions, such that no adjustment to the carrying values of goodwill was required. As of February 28, 2013 the estimated fair value of each of the reporting units was in excess of 15% of carrying values except for our Traffic Safety Services and Equipment reporting unit, which was approximately 15%.

Other Intangible Assets

Other intangible assets consist of technology, customer relationships and trademarks acquired in previous acquisitions. The technology and customer relationships are being amortized over a straight-line basis of 15 and 20 years, respectively. Our intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The trademarks are considered to have an indefinite life and are not amortized but rather tested for impairment annually or whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable based on a review of legal, regulatory, contractual, competitive, economic and other factors that limit the useful life of the asset. As a result of the Company’s review performed in combination with the annual impairment review completed as of February 28, 2013, the Company determined that factors had arisen which caused the Company to conclude that an indefinite useful life was no longer supportable. Beginning in fiscal year 2014, our trademarks will be amortized on a straight-line basis between 30 and 50 years. As a result, the Company recorded impairments of $2.0 million related to its Traffic Safety Services and Equipment reporting unit and $2.7 million related to its Construction Materials reporting unit. The remaining balance of our Traffic Safety Services and Equipment reporting unit’s trademark is $3.4 million and the remaining balance for our Construction Materials reporting unit’s trademark is $8.2 million as of February 28, 2013.

We use a variety of methodologies in conducting the impairment assessment of our intangible assets including discounted cash flow models, which are based on the assumptions the Company believes a hypothetical marketplace participants would use. For the intangible assets, other than goodwill, if the carrying amount exceeds the fair value, an impairment charge is recognized in an amount equal to that excess. The fair value measurements for the impairments were categorized within Level 3 of the fair value hierarchy.

Other Noncurrent Assets

Other noncurrent assets consist primarily of deferred financing fees, capitalized software, the cash surrender value of Company owned life insurance policies and deferred stripping costs. Deferred financing costs are amortized to interest expense over the terms of the associated credit agreements using the effective interest method of amortization. Capitalized software costs consist primarily of internal and external costs associated with the implementation of our ERP system. The amortizable lives of our capitalized software are 3 - 10 years. Deferred stripping costs consist of costs incurred during the development stage of a mine (pre-production stripping) and are expensed over the productive life of the mine using the units-of-production method.

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation, primarily for reclamation costs, as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets. The associated asset retirement costs are capitalized as part of the underlying asset and depreciated over the estimated useful life of the asset. The liability is accreted through charges to operating expenses. If the asset retirement obligation is settled for other than the carrying amount of the liability, the Company will recognize a gain or loss on the settlement.

The Company is legally required to maintain reclamation bonds with the Commonwealth of Pennsylvania. The land reclamation obligation calculated by the Company is based upon the legal requirements for bond posting amounts and is adjusted for inflation and discounted using present value techniques at a credit-adjusted risk-free rate commensurate with the estimated years to settlement.

Revenue Recognition

We recognize revenue on construction contracts under the percentage-of-completion method of accounting, as measured by the cost incurred to date over estimated total cost. Our construction contracts are primarily fixed -price contracts.  The typical contract life cycle for these projects can be up to two to four years in duration. Changes in job performance, job conditions, estimated profitability and final contract settlements may result in revisions to revenues and costs Revenue from contract change orders is recognized when the owner has agreed to the change order with the customer and the related costs are incurred. We do not recognize revenue on basis of contract claims.  Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are identified. Contract costs include all direct material, labor, subcontract and other costs and those indirect costs related to contract performance, such as indirect salaries and wages, equipment repairs and depreciation, insurance and payroll taxes. Administrative and general expenses are charged to expense as incurred. Costs and estimated earnings in excess of billings on uncompleted contracts represent the excess of contract revenue recognized to date over billings to date. Billings in excess of costs and estimated earnings on uncompleted contracts represent the excess of billings to date over the amount of revenue recognized to date. As of February 28, 2013 and February 29, 2012, such amounts are included in accounts receivable (Note 3, “Accounts Receivable”) and accrued liabilities (Note 8, “Accrued Liabilities”), respectively, in the consolidated balance sheets.

The Company accounts for custom-built concrete products under the units-of-production method. Under this method, the revenue is recognized as the units are produced under firm contracts.

The Company generally recognizes revenue on the sale of construction materials and concrete products, other than custom-built concrete products, when the customer takes title and assumes risk of loss. Typically, this occurs when products are shipped.

The Company recognizes equipment rental revenue on a straight-line basis over the specific daily, weekly or monthly terms of the agreements. Revenues from the sale of equipment and contractor supplies are recognized at the time of delivery to, or pick-up by, the customer.

Other revenue consists of sales of miscellaneous materials, scrap and other products that do not fall into our other primary lines of business. The Company generally recognizes revenue when the customer takes title and assumes risk of loss, the price is fixed or determinable and collection is reasonably assured.

Self-Insurance

The Company is self-insured for workers’ compensation and health coverage, subject to specific retention levels. Self-insurance costs are accrued based upon the aggregate of the liability for reported claims and an estimated liability for claims incurred but not reported.

Fair Value

The Company determines fair value for its assets and liabilities in accordance with applicable accounting standards, which define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value determined is based on assumptions that market participants would use, including consideration of nonperformance risk. The carrying amounts of cash, restricted cash and cash equivalents, trade receivables, accounts payable, accrued expenses and short-term debt approximate fair value because of the short-term maturity of these financial instruments.

Impairment of Definite-Lived Long-Lived Assets

Long-lived assets, such as property, plant and equipment and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. The Company considers an asset group as the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.  For our construction materials and heavy/highway construction operations, the lowest level of largely independent identifiable cash flows is at the regional level, which collectively serves a local market. Each region shares and allocates its material production, resources, equipment and business activity among the locations within the region in generating cash flows.  Our regions are i) Central Pennsylvania, ii) Chambersburg, Shippensburg, Gettysburg, Pennsylvania, iii) Lancaster, Pennsylvania, iv) Northeastern Pennsylvania and v) Western New York.  The construction materials regions' long-lived assets predominantly include limestone and sand acreage and crushing, prestressing equipment and manufacturing plants and the heavy/highway construction region’s long lived assets predominantly include contracting equipment and vehicles. The traffic safety services and equipment business, include two asset groups distinguished between its retail sales and distribution as one asset group and its manufacturing and assembly as the second asset group. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount exceeds the fair value of the asset group. Except for the trademark impairments discussed in “Other Intangible Assets” above, no other impairment charges were recorded.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We record a valuation allowance to reduce our deferred tax assets to the amount that is more likely than not to be realized. We establish provisions for income taxes when, despite the belief that tax positions are fully supportable, there remain certain positions that do not meet the minimum probability threshold, as defined by the applicable accounting guidance, which is a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority. In the normal course of business, the Company and its subsidiaries are examined by various federal, state and foreign tax authorities. We regularly assess the potential outcomes of these examinations and any future examinations for current and prior fiscal years in determining the adequacy of the provision for income taxes. Interest accrued related to unrecognized tax benefits and penalties related to income tax are both included as a component of the provision for taxes and adjust the income tax provision, the current tax liability and deferred taxes in the period during which the facts that give rise to a revision become known.

Use of Estimates

The preparation of the consolidated financial statements requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment; valuation of receivables, inventories, goodwill and other intangible assets; recognition of revenue and loss contract reserves under the percentage-of-completion method; assets and obligations related to employee benefit plans; asset retirement obligations; income tax valuation; and self-insurance reserves. Actual results could differ from those estimates.

New Accounting Standards

Recently Issued Accounting Standards

In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required. However, if it is concluded otherwise, the quantitative test is not necessary. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220). This ASU requires companies to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, companies are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. This ASU will be effective commencing with the three months ending May 31, 2013. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

Recently Adopted Accounting Standards

In May, 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRSs”) and change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, it is not intended for the amendments to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update also eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which amends the goodwill impairment testing guidance in ASC 350-20, Goodwill. Under the amended standard, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted this standard on March 1, 2012, which did not have a material impact on the consolidated financial statements.

Reclassifications

Certain items previously reported in prior period financial statement captions have been conformed to agree with the current presentation.